Goodwill and Intangible Assets - Goodwill Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Goodwill [Roll Forward]
Goodwill, gross	$ 1,491,833	$ 1,337,285	$ 1,044,222
Accumulated impairment losses	0	0	0
Goodwill, balance at beginning of period	1,337,285	1,044,222
Goodwill acquired	264,239	271,577
Effect of foreign currency translation	(109,691)	21,486
Goodwill, balance at end of period	1,491,833	1,337,285
North America
Goodwill [Roll Forward]
Goodwill, gross	779,734	786,655	519,175
Accumulated impairment losses	0	0	0
Goodwill, balance at beginning of period	786,655	519,175
Goodwill acquired	4,794	271,577
Effect of foreign currency translation	(11,715)	(4,097)
Goodwill, balance at end of period	779,734	786,655
Europe Segment [Member]
Goodwill [Roll Forward]
Goodwill, gross	485,921	491,038	464,769
Accumulated impairment losses	0	0	0
Goodwill, balance at beginning of period	491,038	464,769
Goodwill acquired	67,220	0
Effect of foreign currency translation	(72,337)	26,269
Goodwill, balance at end of period	485,921	491,038
Asia Pacific Segment [Member]
Goodwill [Roll Forward]
Goodwill, gross	226,178	59,592	60,278
Accumulated impairment losses	0	0	$ 0
Goodwill, balance at beginning of period	59,592	60,278
Goodwill acquired	192,225	0
Effect of foreign currency translation	(25,639)	(686)
Goodwill, balance at end of period	$ 226,178	$ 59,592